Property and Equipment, net (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
Property and equipment, net consisted of the following (in thousands):

	Estimated Useful Lives (Years)	June 30, 2025	December 31, 2025
Machines and equipment	3-10	$41,067	$60,185
Leasehold improvements	7-10	40,422	54,724
Vehicles	5	1,386	1,353
Furniture and fixtures	3-7	1,253	2,689
Software	7	3,501	3,678
Construction in progress	—	27,891	49,027

		115,520	171,656
Less: accumulated depreciation		(7,350)	(14,095)

Property and equipment, net		$108,170	$157,561

Property and equipment, net consists of the following (in thousands):

		Successor
	Estimated Useful	June 30,
	Lives (Years)	2024	2025
Machines and equipment	3-10	$14,857	$41,067
Leasehold improvements	7-10	9,592	40,422
Vehicles	5	856	1,386
Furniture and fixtures	3-7	796	1,253
Software	7	2,763	3,501
Construction in progress	—	2,541	27,891

		31,405	115,520
Less: accumulated depreciation		(1,162)	(7,350)

Property and Equipment, net		$30,243	$108,170